Net Income/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2014
NET INCOME/(LOSS) PER SHARE [Abstract]
Schedule of basic and diluted net income/ (loss) per share

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income	170,717	155,801	186,653
Net loss/(income) attributable to the noncontrolling interest	—	32	(763)
Deemed dividend to Series E preferred shareholders	—	(265,032)	—
Income allocated to participating preferred shareholders	(166,764)	—	(708)

Numerator for basic net income/(loss) per share	3,953	(109,199)	185,182

Dilutive effect of Preferred Shares	166,764	—	708

Numerator for diluted net income/(loss) per share	170,717	(109,199)	185,890

Denominator:
Denominator for basic net income/(loss) per share-weighted average ordinary shares outstanding	2,027,680	5,319,527	83,891,097
Dilutive effect of share options	13,758,942	—	10,214,095
Dilutive effect of Preferred Shares	85,544,502	—	320,631

Denominator for diluted net income/(loss) per share-weighted average ordinary shares outstanding	101,331,124	5,319,527	94,425,823

Basic net income/(loss) per share	1.95	(20.53)	2.21

Diluted income/(loss) per share	1.68	(20.53)	1.97